Investment Risks - Miller Income Fund	Jan. 28, 2026
Market And Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market and Interest Rate Risk. The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The Federal Reserve may raise interest rates. Any interest rate increases in the future may cause the value of fixed-income securities to decrease.
Stock Market And Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Stock Market and Equity Securities Risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Value Investing Risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.
Portfolio Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Management Risk. The value of your investment may decrease if the Advisor’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the Advisor. In addition, the Fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the Advisor and could have an adverse effect on the value or performance of the Fund.
REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]	REIT Risk. The value of REITs may be affected by the condition of the economy as a whole and changes in the value of the underlying real estate, the creditworthiness of the issuer of the investments and property taxes, interest rates, liquidity of the credit markets and the real estate regulatory environment. REITs that concentrate their holdings in specific businesses, such as apartments, offices or retail space, will be affected by conditions affecting those businesses.
Illiquid Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Illiquid Investment Risk. Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.
Leveraging Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risk. The value of your investment may be more volatile if the Fund borrows or uses derivatives or other investments that have a leveraging effect on the Fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had. The Fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the Fund’s assets.
Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.
High Yield (“Junk”) Bonds Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Yield (“Junk”) Bonds Risk. High yield bonds are generally subject to greater credit risks than higher-grade bonds. High yield bonds are considered speculative, tend to be less liquid and are more difficult to value than higher grade securities. High yield bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.
Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. Convertible securities are subject to both stock market risk associated with equity securities and the credit and interest rate risks associated with fixed income securities. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of the equity security underlying a convertible security rises, the convertible security tends to trade on the basis of its equity conversion features.
Zero Coupon Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]	Zero Coupon Bond Risk. Zero coupon securities pay no interest during the life of the obligation but trade at prices below their stated maturity value. Because zero coupon securities pay no interest until maturity, their prices may fluctuate more than other types of securities with the same maturity in the secondary market.
Prepayment Or Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Prepayment or Call Risk. Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if the Fund holds a fixed income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, the Fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment.

Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the Fund’s share price to be more volatile.
Mortgage-Backed And Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mortgage-Backed and Asset-Backed Securities Risk. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Investments in asset-backed securities are subject to similar risks. Liquidity of mortgage-backed and asset-backed securities may change dramatically over time.

Foreign Investments And Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Investments and Emerging Markets Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities.
The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.
Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.
Sovereign Debt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sovereign Debt Risk. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the Fund may be unable to enforce its rights against the issuers.
Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Using derivatives can increase the Fund’s losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase Fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders.
Rule 18f-4 under the Investment Company Act of 1940 (the “1940 Act”) provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Options Risk. Purchasing and writing options, both put and call, are specialized activities that entail greater than normal investment risks. The Fund may not benefit to the same extent as directly holding the underlying asset. The Fund may also lose money on an option if changes in its value do not correspond to the changes in value of the underlying security. If the Fund is not able to close out an option position in its portfolio, it may have to exercise the option to realize any gain and may incur transaction costs upon the purchase or sale of such underlying securities. Some options involve the payment of premiums which may affect Fund performance. If the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.
Swaps Risk. Swaps involve the risk that the party with whom the Fund has entered into the swap transaction with defaults on its obligation to pay or that the Fund cannot meet its obligation to the pay the other party. Swap agreements may increase or decrease the overall volatility of the Fund’s investments and share price. To the extent the swap agreement increases the Fund’s exposure to long or short term interest rates, it may also affect the values of MBS, and inflation sensitivity, and borrowing rates.
Leverage Risk. Derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through derivative instruments, the Fund has the risk of losing more than its original investment. The net asset value (“NAV”) of the Fund when employing leverage will be more volatile and sensitive to market movements.

Derivatives Risk, Futures Contract Risk Member
Prospectus [Line Items]
Risk [Text Block]
Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk. Purchasing and writing options, both put and call, are specialized activities that entail greater than normal investment risks. The Fund may not benefit to the same extent as directly holding the underlying asset. The Fund may also lose money on an option if changes in its value do not correspond to the changes in value of the underlying security. If the Fund is not able to close out an option position in its portfolio, it may have to exercise the option to realize any gain and may incur transaction costs upon the purchase or sale of such underlying securities. Some options involve the payment of premiums which may affect Fund performance. If the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Derivatives Risk, Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]
Swaps Risk. Swaps involve the risk that the party with whom the Fund has entered into the swap transaction with defaults on its obligation to pay or that the Fund cannot meet its obligation to the pay the other party. Swap agreements may increase or decrease the overall volatility of the Fund’s investments and share price. To the extent the swap agreement increases the Fund’s exposure to long or short term interest rates, it may also affect the values of MBS, and inflation sensitivity, and borrowing rates.

Derivatives Risk, Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through derivative instruments, the Fund has the risk of losing more than its original investment. The net asset value (“NAV”) of the Fund when employing leverage will be more volatile and sensitive to market movements.

Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Commodities Risk. Investing in commodity-linked instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. To the extent the Fund focuses its investments in a particular commodity, the Fund will be more susceptible to risks associated with the particular commodity. No active trading market may exist for certain commodities investments. The Fund’s ability to gain exposure to commodities using derivatives, and other means, may be limited by tax considerations.
Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Yield Risk Member
Prospectus [Line Items]
Risk [Text Block]	Yield Risk. The amount of income received by the Fund will go up or down depending on variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s Advisor may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed.
Market Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Sector Risk. The Fund may be significantly overweight or underweight certain companies, industries or market sectors, which may cause the Fund’s performance to be more sensitive to developments affecting those companies, industries or sectors.
MLP Risk Member
Prospectus [Line Items]
Risk [Text Block]	MLP Risk. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and the potential for conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were treated as a corporation for federal income tax purposes, the MLP may incur significant federal and state tax liability, which could cause a reduction in the value of the Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. MLPs are generally considered interest-rate sensitive investments, and during periods of interest rate volatility, may not provide attractive returns.
Municipal Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risks. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or worsen.
Investment Company And ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company and ETF Risk. Investing in securities issued by investment companies and ETFs involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will indirectly bear its pro rata share of the fees and expenses incurred by any fund it invests in, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
BDC Risk Member
Prospectus [Line Items]
Risk [Text Block]	BDC Risk. BDCs carry risks similar to those of a private equity or venture capital fund. BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs may employ the use of leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.
Inflation-Indexed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Inflation-Indexed Securities Risk. The values of inflation-indexed fixed income securities generally fluctuate in response to changes in real interest rates (approximately nominal interest rates minus the inflation rate). The principal value of inflation-indexed securities declines in periods of deflation, and holders of such securities may experience such a loss. Although the holders of U.S. Treasury Inflation-Protection Securities (“U.S. TIPS”) receive no less than the par value of the security at maturity, if the Fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, it may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the Fund holds an inflation-indexed security, the Fund may earn less on the security than on a conventional bond. Because an increase in principal value of an inflation-indexed security is treated as taxable income to the owner in the year the adjustment is made, even though no cash is paid out, the Fund could be required to sell other securities to make required distributions, including when it is not advantageous to do so. Inflation-indexed securities do not protect against the decline in value of debt securities caused by increases in nominal interest rates.
Privately Placed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Privately Placed Securities Risk. Investments in privately placed securities, which are securities issued through private placements, involve additional risks, including that the issuers of such securities are not typically subject to the same disclosure and other regulatory requirements and oversight to which public issuers are subject, there may be very little public information available about the issuers and they may have limited liquidity.

Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors (for example, a global pandemic such as COVID-19, the large expansion of government deficits and debt, military conflicts, inflation, and/or recessions). These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Equipment Trust Certificate Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equipment Trust Certificate Risk. The Fund may also invest in equipment trust certificates, a type of asset-backed security typically issued by a railroad, airline or other transportation firm. The proceeds of those certificates are used to purchase equipment, such as railroad cars, airplanes or other equipment, which in turn serves as collateral for the related issue of certificates. Holders of equipment trust certificates must look to the collateral securing the certificates, typically together with a guarantee provided by the lessee firm or its parent company for the payment of lease obligations, in the case of default in the payment of principal and interest on the equipment trust certificate. Equipment trust certificates are subject to the risk that the lessee or payee defaults on its payments, and risks related to potential declines in the value of the equipment that serves as collateral for the issue.

Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
Cyber-Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and Financial Intermediaries) to suffer data breaches, data corruption or lose operational functionality.
Financial Services Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financial Services Sector Risk. The Fund is more susceptible to any economic, business, political, regulatory or other developments that adversely affect issuers in the financial services sector, including the commercial banking and insurance industries, than a fund that does not focus its investments in the financial services sector. Economic downturns, credit losses and severe price competition, among other things, can negatively affect this sector. The profitability of financial services companies is dependent on the availability and cost of capital and can be significantly affected by changes in interest rates and monetary policy. Financial services companies are also subject to extensive government regulation, including policy and legislative changes in the United States and other countries that are changing many aspects of financial regulation. Financial services companies will be particularly affected by these changes in regulation, and the impact of these changes on any individual company or on the sector as a whole may not be fully known for some time.
Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the fund’s investment in that issuer. The Fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds”. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The Federal Reserve may raise interest rates. Any interest rate increases in the future may cause the value of fixed-income securities to decrease. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities.

Bank Loans And Senior Loan Risk Member
Prospectus [Line Items]
Risk [Text Block]
Bank Loans and Senior Loan Risk. The primary risk in an investment in loans is that borrowers may be unable to meet their interest and/or principal payment obligations. Loans in which the Fund invests may be made to finance highly leveraged borrowers which may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans in which the Fund may invest may be either collateralized or uncollateralized and senior or subordinate.
Investments in uncollateralized and/or subordinate loans entail a greater risk of nonpayment than do investments in loans that hold a more senior position in the borrower’s capital structure and/or are secured with collateral. In addition, loans are generally subject to illiquid investment risk. The Fund may acquire an interest in loans by purchasing participations in and/or assignments of portions of loans from third parties or by investing in pools of loans, such as collateralized debt obligations. Bank loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle. This may result in cash proceeds not being immediately available to the Fund, requiring the Fund to borrow cash which would increase the Fund’s expenses.
Closed-End Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Closed-End Investment Company Risk. Investing in a closed-end investment company will give the Fund exposure to the securities comprising the closed-end investment company and will expose the Fund to risks similar to those of investing directly in those securities. Shares of closed-end investment companies are traded on exchanges and may trade at either a premium or discount to net asset value. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of closed-end investment companies.

Large Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Capitalization Company Risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Fund’s value may not rise as much as the value of funds that focus on companies with smaller market capitalizations.
Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. Your ability to transact with the Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund.

Royalty Trust Risk Member
Prospectus [Line Items]
Risk [Text Block]	Royalty Trust Risk. The value of the equity securities of the royalty trusts in which the Fund invests may fluctuate in accordance with changes in the financial condition of those royalty trusts, the condition of equity markets generally, commodity prices and other factors. Distributions on royalty trusts in which the Fund may invest will depend upon the declaration of distributions from the constituent royalty trusts, but there can be no assurance that those royalty trusts will pay distributions on their securities.
Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small and Medium Capitalization Company Risk. The Fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio manager believes appropriate and may offer greater potential for losses.

Structured Notes Risk Member
Prospectus [Line Items]
Risk [Text Block]
Structured Notes Risk. Structured notes are subject to interest rate risk and are also subject to credit risk with respect both to the borrower and to the issuer of the underlying investment. If the underlying investment or index does not perform as anticipated, the investment might pay less interest than the stated coupon payment or repay less principal upon maturity. The terms of structured notes may provide that in certain circumstances no principal is due at maturity, which may result in a complete loss of invested capital. Structured notes may be more volatile, less liquid and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. U.S. government securities, which may be backed by the U.S. Department of the Treasury or the full faith and credit of the U.S., and may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds, are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Department of the Treasury, or are supported only by the credit of the issuing agency or instrumentality, and, in some cases, there may be some risk of default by the issuer.

Warrants Risk Member
Prospectus [Line Items]
Risk [Text Block]
Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities and therefore, are highly volatile and speculative investments.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, the Fund intends to satisfy the asset diversification requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for classification as a regulated investment company (“RIC”).